Employee separation charges (Tables)	12 Months Ended
Dec. 31, 2010
Employee separation charges
Summarizes the separation charges, by geographic region

	Machinery and Power Systems
(Millions of dollars)	North America	Latin America	EAME	Asia Pacific	Financial Products(1)	Total
Increase in liability (separation charges)	$4	$9	$17	$—	$—	$30
Reduction in liability (payments and other adjustments)	—	(7)	(12)	—	—	(19)
Liability balance at December 31, 2008	$4	$2	$5	$—	$—	$11

Increase in liability (separation charges)	$323	$15	$102	$31	$10	$481
Reduction in liability (payments and other adjustments)	(313)	(17)	(78)	(25)	(10)	(443)
Liability balance at December 31, 2009	$14	$—	$29	$6	$—	$49

Increase in liability (separation charges)	$17	$—	$8	$7	$1	$33
Reduction in liability (payments and other adjustments)	(26)	—	(23)	(11)	—	(60)
Liability balance at December 31, 2010	$5	$—	$14	$2	$1	$22

(1) Includes $8 million for North America and $2 million for EAME in 2009 and $1 million for EAME in 2010.

Summarizes the number of employees that accepted or were subject to the programs:

	2009	2008
Impacted employees at beginning of period	1,505	—
Impacted employees during the period	15,868	3,085
Employee separations during the period	(16,970)	(1,580)
Impacted employees remaining at the end of period	403	1,505